Risk information - Liquidity reserve (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Risk information
Borrowings	kr 287,462		kr 273,017
SKR
Risk information
Borrowings	16,547		2,737
EUR
Risk information
Borrowings	19,994		19,813
USD
Risk information
Borrowings	202,787		186,021
Other currencies
Risk information
Borrowings	kr 20,322		31,937
Liquidity risk
Risk information
New lending capacity, target	2 months
Maturity term of revolving borrowing programs	1 year
Maturity term of swingline facility	1 year
Period of monitoring the liquidity coverage ratio	30 days
Period of cashflow forecast	1 year
Period of estimated net stable funding ratio	1 year
Liquidity Reserve	kr 52,000		42,400
Liquidity risk | Credit facility with the Swedish National Debt Office
Risk information
Credit facility, granted by the government	200,000		125,000
Commercial export credits limit for credit facility	15,000
Borrowings		kr 10,000
Liquidity risk | SKR
Risk information
Liquidity Reserve	30,000		27,700
Liquidity risk | EUR
Risk information
Liquidity Reserve	6,500		5,600
Liquidity risk | USD
Risk information
Liquidity Reserve	14,900		7,700
Liquidity risk | Other currencies
Risk information
Liquidity Reserve	600		1,400
Liquidity risk | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Risk information
Liquidity Reserve	35,800		18,000
Liquidity risk | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Risk information
Liquidity Reserve	17,700		4,700
Liquidity risk | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Risk information
Liquidity Reserve	6,500		4,800
Liquidity risk | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Risk information
Liquidity Reserve	11,000		7,100
Liquidity risk | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currencies
Risk information
Liquidity Reserve	600		1,400
Liquidity risk | Securities issued or guaranteed by municipalities or other public entities
Risk information
Liquidity Reserve	8,700		13,300
Liquidity risk | Securities issued or guaranteed by municipalities or other public entities | SKR
Risk information
Liquidity Reserve	4,800		11,900
Liquidity risk | Securities issued or guaranteed by municipalities or other public entities | EUR
Risk information
Liquidity Reserve			800
Liquidity risk | Securities issued or guaranteed by municipalities or other public entities | USD
Risk information
Liquidity Reserve	3,900		600
Liquidity risk | Covered bonds issued by other institutions
Risk information
Liquidity Reserve	7,500		11,100
Liquidity risk | Covered bonds issued by other institutions | SKR
Risk information
Liquidity Reserve	kr 7,500		kr 11,100